Fidelity (logo) Investments®|	245 Summer Street Boston MA 02210 617 563 7000

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	December 27, 2013

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Fidelity Investment Trust (the trust):

Fidelity Canada Fund
Fidelity China Region Fund
Fidelity Emerging Asia Fund
Fidelity Emerging Markets Fund
Fidelity Europe Capital Appreciation Fund
Fidelity Europe Fund
Fidelity Japan Fund
Fidelity Japan Smaller Companies Fund
Fidelity Latin America Fund
Fidelity Nordic Fund
Fidelity Pacific Basin Fund (the funds)

File Nos. (002-90649) and (811-04008)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the funds.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Jeffrey LaFountain
Jeffrey LaFountain
Legal Product Group